Document and Entity Information	12 Months Ended
Jan. 31, 2013
Document and Entity Information:
Entity Registrant Name	RED METAL RESOURCES, LTD.
Document Type	S-1
Document Period End Date	Jan 31, 2013
Amendment Flag	false
Entity Central Index Key	0001358654
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	17,956,969
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Current Assets
Cash	$ 3,997	$ 3,151	$ 24,467
Prepaids and other receivables	1,176	991	45,156
Total Current Assets	5,173	4,142	69,623
Equipment	10,473	12,224	16,713
Unproved mineral properties	872,789	852,611	796,828
Total Assets	888,435	868,977	883,164
Current Liabilities
Accounts payable	305,494	302,018	206,675
Accrued liabilities	182,710	142,126	121,701
Due to related parties	819,201	1,308,982	905,562
Notes payable to related parties	256,799	334,128	236,820
Notes payable	750,000
Total Current Liabilities	2,314,204	2,087,254	1,470,758
Total Liabilities	2,314,204	2,087,254	1,470,758
Stockholders' Deficit
Common stock value	17,957	17,957	17,190
Additional paid-in capital	5,978,101	5,958,101	5,466,744
Deficit accumulated during the exploration stage	7,384,256	7,085,429	5,985,007
Accumulated other comprehensive loss	(37,571)	(108,906)	(86,521)
Total Stockholders' Deficit	(1,425,769)	(1,218,277)	(587,594)
Total Liabilities and Stockholders' Deficit	$ 888,435	$ 868,977	$ 883,164

Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Balance Sheet
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	17,956,969	17,956,969	17,189,634
Common stock, shares outstanding	17,956,969	17,956,969	17,189,634

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		97 Months Ended	103 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jul. 31, 2013
Revenue
Royalties							$ 15,658	$ 15,658
Geological services				7,804	7,804		7,804	7,804
Total revenue				7,804			23,462	23,462
Operating expenses
Administration	14,043	10,086	25,742	20,201	40,355	44,056	359,551	385,293
Advertising and promotion	3,398	18,570	5,496	41,544	39,840	202,125	567,075	572,571
Amortization	857	1,171	1,751	2,407	4,489	3,107	7,596	9,347
Automobile	1,189	1,230	3,030	5,474	7,166	27,662	100,547	103,577
Bank charges	1,163	2,108	2,459	3,476	6,346	6,374	29,332	31,791
Consulting fees	29,999	79,410	65,971	160,122	232,068	318,914	1,017,330	1,083,301
Interest on current debt	27,565	60,642	54,565	75,674	165,387	104,314	378,495	433,060
IVA expense	621	811	1,508	3,164	4,640	33,780	38,420	39,928
Mineral exploration costs	28,318	52,376	30,131	183,196	231,852	1,156,868	2,137,106	2,167,237
Office	3,608	5,454	10,170	14,419	21,189	25,631	74,126	84,296
Professional development							5,116	5,116
Professional fees	22,343	18,407	37,334	76,422	105,468	225,858	799,605	836,939
Rent	3,324	3,393	6,817	6,801	13,579	13,582	68,850	75,667
Regulatory	1,435	7,709	7,512	28,341	39,651	28,433	116,730	124,242
Travel and entertainment	176	7,880	3,385	29,534	32,223	96,014	324,903	328,288
Salaries, wages and benefits	13,620	21,464	37,520	45,059	81,148	84,029	217,859	255,379
Stock based compensation						527,318	527,318	527,318
Foreign exchange loss (gain)	(316)	(909)	(564)	(565)	(334)	14,653	14,618	14,054
Write-down of unproved mineral properties		6,927	6,000	6,927	83,159	15,470	324,314	330,314
Total operating expenses	151,343	296,729	298,827	702,196	1,108,226	2,928,188	7,108,891	7,407,718
Net loss	$ (151,343)	$ (296,729)	$ (298,827)	$ (694,392)	$ (1,100,422)	$ (2,928,188)	$ (7,085,429)	$ (7,384,256)
Net loss per share - basic and diluted	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.19)
Weighted average number of shares outstanding - basic and diluted	17,956,969	17,584,212	17,956,969	17,584,212	17,865,307	15,759,661

Consolidated Statement of Stockholders' Deficit (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Gain (Loss)	Total
Beginning Balance, amount at Jan. 03, 2005
Net loss for the period			$ (825)		$ (825)
Ending Balance, amount at Jan. 31, 2005			(825)		(825)
Common stock issued for cash, shares	5,525,000
Common stock issued for cash, value	5,525	53,725			59,250
Common stock adjustment, shares	45
Donated services		3,000			3,000
Net loss for the period			(12,363)		(12,363)
Ending Balance, amount at Jan. 31, 2006	5,525	56,725	(13,188)		49,062
Ending Balance, shares at Jan. 31, 2006	5,525,045
Donated services		9,000			9,000
Net loss for the period			(43,885)		(43,885)
Ending Balance, amount at Jan. 31, 2007	5,525	65,725	(57,073)		14,177
Beginning Balance, shares at Jan. 31, 2007	5,525,045
Common stock issued for cash, shares	23,810
Common stock issued for cash, value	24	99,976			100,000
Donated services		2,250			2,250
Return of common stock to treasury, shares	(1,750,000)
Return of common stock to treasury, value	(1,750)	1,749			(1)
Net loss for the period			(232,499)		(232,499)
Ending Balance, amount at Jan. 31, 2008	3,799	169,700	(289,572)		(116,073)
Ending Balance, shares at Jan. 31, 2008	3,798,855
Common stock issued for cash, shares	357,147
Common stock issued for cash, value	357	1,299,643			1,300,000
Foreign currency exchange gain (loss)				(21,594)	(21,594)
Net loss for the period			(1,383,884)		(1,383,884)
Ending Balance, amount at Jan. 31, 2009	4,156	1,469,343	(1,673,456)	(21,594)	(221,551)
Ending Balance, shares at Jan. 31, 2009	4,156,002
Common stock issued for cash, shares	1,678,572
Common stock issued for cash, value	1,678	160,822			162,500
Common stock issued for debt, shares	3,841,727
Common stock issued for debt, value	3,843	1,148,675			1,152,518
Foreign currency exchange gain (loss)				(35,816)	(35,816)
Net loss for the period			(710,745)		(710,745)
Ending Balance, amount at Jan. 31, 2010	9,677	2,778,840	(2,384,201)	(57,410)	346,906
Ending Balance, shares at Jan. 31, 2010	9,676,301
Common stock issued for cash, shares	540,000
Common stock issued for cash, value	540	134,460			135,000
Foreign currency exchange gain (loss)				(13,438)	(13,438)
Net loss for the period			(672,618)		(672,618)
Ending Balance, amount at Jan. 31, 2011	10,217	2,913,300	(3,056,819)	(70,848)	(204,150)
Ending Balance, shares at Jan. 31, 2011	10,216,301
Common stock issued for cash, shares	6,290,000
Common stock issued for cash, value	6,290	1,821,810			1,828,100
Common stock issued for debt, shares	433,333
Common stock issued for debt, value	433	129,567			130,000
Warrants exercised for cash, shares	83,333
Warrants exercised for cash, value	83	24,916			24,999
Warrants exercised for debt, shares	166,667
Warrants exercised for debt, value	167	49,833			50,000
Stock options		527,318			527,318
Foreign currency exchange gain (loss)				(15,673)	(15,673)
Net loss for the period			(2,928,188)		(2,928,188)
Ending Balance, amount at Jan. 31, 2012	17,190	5,466,744	(5,985,007)	(86,521)	(587,594)
Ending Balance, shares at Jan. 31, 2012	17,189,634
Common stock issued for cash, shares	267,335
Common stock issued for cash, value	267	120,034			120,301
Warrants exercised for cash, shares	500,000
Warrants exercised for cash, value	500	149,500			150,000
Foreign currency exchange gain (loss)				(11,838)	(11,838)
Net loss for the period			(694,391)		(694,391)
Ending Balance, amount at Jul. 31, 2012	17,957	5,736,278	(6,679,398)	(98,359)	(1,023,522)
Ending Balance, shares at Jul. 31, 2012	17,956,969
Donated services		30,000			30,000
Extinguishment of related party debt		191,823			191,823
Foreign currency exchange gain (loss)				(10,547)	(10,547)
Net loss for the period			(406,031)		(406,031)
Ending Balance, amount at Jan. 31, 2013	17,957	5,958,101	(7,085,429)	(108,906)	(1,218,277)
Ending Balance, shares at Jan. 31, 2013	17,956,969
Donated services		20,000			20,000
Foreign currency exchange gain (loss)				71,335	71,335
Net loss for the period			(298,827)		(298,827)
Ending Balance, amount at Jul. 31, 2013	$ 17,957	$ 5,978,101	$ (7,384,256)	$ (37,571)	$ (1,425,769)
Ending Balance, shares at Jul. 31, 2013	17,956,969

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		97 Months Ended	103 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jul. 31, 2013
Cash Flows used in Operating Activities
Net loss	$ (298,827)	$ (694,392)	$ (1,100,422)	$ (2,928,188)	$ (7,085,429)	$ (7,384,256)
Adjustment to reconcile net loss to net cash used in operating activities:
Donated services and rent	20,000		30,000		44,250	64,250
Write-down of unproved properties	6,000	6,926	83,159	15,470	324,315	330,315
Amortization	1,751	2,407	4,489	3,107	7,596	9,347
Stock based compensation				527,318	527,318	527,318
Changes in operating assets and liabilities:
Prepaids and other receivables	(193)	41,248	44,165	(7,584)	(991)	(1,184)
Accounts payable	3,957	56,492	95,343	10,018	302,018	305,976
Accrued liabilities	53,454	42,475	20,425	31,380	282,850	339,504
Due to related parties	160,439	367,104	595,243	395,451	1,838,829	1,996,067
Accrued interest on notes payable to related party	13,941	9,774	22,829	8,996	105,575	119,516
Net cash used in operating activities	(39,478)	(167,965)	(204,769)	(1,944,032)	(3,653,669)	(3,693,147)
Cash Flows from Investing Activities
Purchase of equipment				19,820	19,820	19,820
Additions to unproved mineral properties	39,048	112,283	138,942	150,269	1,315,980	1,355,028
Net cash used in investing activities	(39,048)	(112,283)	(138,942)	(170,089)	(1,335,800)	(1,374,848)
Cash Flows from Financing Activities
Cash received on issuance of notes payable to related party	29,773	96,944	131,032	306,889	1,292,311	1,322,084
Repayment of related party notes, includig accrued interest		56,553	56,553	14,382	70,935	70,935
Proceeds from issuance of common stock		270,301	270,301	1,853,099	3,880,150	3,880,150
Net cash provided by financing activities	29,773	310,692	344,780	2,145,606	5,101,526	5,131,299
Effect of foreign currency exchange	49,599	(11,395)	(22,385)	(15,673)	(108,906)	(59,307)
Increase (decrease) in cash	846	19,049	(21,316)	15,812	3,151	3,997
Cash, beginning of period	3,151	24,467	24,467	8,655
Cash, end of period	3,997	43,516	3,151	24,467	3,151	3,997
Supplemental Disclosure of Cash Flow Information:
Income tax
Interest		$ (1,778)	$ (6,553)	$ (1,778)	$ (8,331)	$ (8,331)

Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Notes
Organization and Basis of Presentation

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

Nature of Operations

Red Metal Resources Ltd. (the “Company”) was incorporated on January 10, 2005, under the laws of the State of Nevada.  On August 21, 2007, the Company acquired a 99% interest in Minera Polymet Limitada (“Polymet”), a limited liability company formed on August 21, 2007, under the laws of the Republic of Chile. The Company is involved in acquiring and exploring mineral properties in Chile.  The Company has not determined whether its properties contain mineral reserves that are economically recoverable.

Unaudited Interim Consolidated Financial Statements

The unaudited interim financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”). They do not include all information and footnotes required by GAAP for complete financial statements. Except as disclosed herein, there have been no material changes in the information disclosed in the notes to the financial statements for the year ended January 31, 2013, included in the Company’s Annual Report on Form 10-K, filed with the SEC. The interim unaudited financial statements should be read in conjunction with those financial statements included in Form 10-K. In the opinion of management, all adjustments considered necessary for fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the six month period ended July 31, 2013 are not necessarily indicative of the results that may be expected for the year ending January 31, 2014.

Recent Accounting Pronouncements

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

Nature of Operations

Red Metal Resources Ltd. (the “Company”) was incorporated on January 10, 2005, under the laws of the State of Nevada.  On August 21, 2007, the Company acquired a 99% interest in Minera Polymet Limitada (“Polymet”), a limited liability company formed on August 21, 2007, under the laws of the Republic of Chile. The Company is involved in acquiring and exploring mineral properties in Chile.  The Company has not determined whether its properties contain mineral reserves that are economically recoverable.

The Company’s consolidated financial statements are prepared on a going concern basis in accordance with US generally accepted accounting principles (“GAAP”) which contemplates the realization of assets and discharge liabilities and commitments in the normal course of business.  The Company is in the exploration stage.  It has generated only minimal operating revenues to date, and has accumulated losses of $7,085,429 since inception.  The Company has funded its operations through the issuance of capital stock and debt.  Management plans to raise additional funds through equity and/or debt financings, and by entering into joint venture agreements.  There is no certainty that further funding will be available as needed.  These factors raise substantial doubt about the ability of the Company to continue operating as a going concern.  The Company’s ability to continue its operations as a going concern, realize the carrying value of its assets, and discharge its liabilities in the normal course of business is dependent upon its ability to raise new capital sufficient to fund its commitments and ongoing losses, and ultimately on generating profitable operations.

Summary of Significant Accounting Policies	12 Months Ended
Jan. 31, 2013
Notes
Summary of Significant Accounting Policies

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with US GAAP, and are expressed in United States dollars. The Company has not produced revenues from its principal business and is an exploration stage company as defined by “Accounting and Reporting by Development Stage Enterprises.” These financial statements include the accounts of the Company and its wholly owned subsidiary, Polymet. All intercompany transactions and balances have been eliminated.

Reclassifications

Certain comparative amounts in the accompanying consolidated financial statements have been reclassified to conform to the current year’s presentation. These reclassifications had no effect on the consolidated results of operations or financial position for any year presented.

Accounting Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain of the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience and various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. The most significant estimates with regard to these financial statements relate to carrying values of unproved mineral properties, asset retirement obligations, fair value of stock based transactions, and future deferred income tax rates.

Asset Retirement Obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life.  The liability accretes until the Company settles the obligation.  To date the Company has not incurred any measurable asset retirement obligations.

Long Lived Assets

The carrying value of intangible assets and other long-lived assets is reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The estimated fair value of cash, other receivables, amounts due to related parties and accounts payable approximates their carrying value due to their short-term nature.

Foreign Currency Translation and Transaction

The functional currency for the Company’s foreign subsidiary is the Chilean peso.  The Company translates assets and liabilities to US dollars using year-end exchange rates, translates unproved mineral properties using historical exchange rates, and translates revenues and expenses using average exchange rates during the period. Exchange gains and losses arising from the translation of foreign entity financial statements are included as a component of other comprehensive loss.

Transactions denominated in currencies other than the functional currency of the legal entity are re-measured to the functional currency of the legal entity at the year-end exchange rates.  Any associated transactional currency re-measurement gains and losses are recognized in current operations.

Revenue Recognition

The Company records revenues and royalties from the sale of minerals when persuasive evidence of an arrangement exists, the minerals have been delivered to the customer and the risk of ownership or title has been transferred, and collectability is reasonably assured.

Income Taxes

Income taxes are determined using the liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes that date of enactment.  In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company accounts for uncertainty in income taxes by applying a two-step method. First, it evaluates whether a tax position has met a more likely than not recognition threshold, and second, it measures that tax position to determine the amount of benefit, if any, to be recognized in the financial statements. The application of this method did not have a material effect on the Company's financial statements.

Loss per Share

The Company presents both basic and diluted loss per share (“LPS”) on the face of the statements of operations. Basic LPS is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the year. Diluted LPS gives effect to all dilutive potential common shares outstanding during the period including convertible debt, stock options, and warrants, using the treasury stock method. Diluted LPS excludes all dilutive potential shares if their effect is anti-dilutive.

Mineral Properties

Realization of the Company's investment in and expenditures on mineral properties is dependent upon the establishment of legal ownership, the attainment of successful production from the properties or from the proceeds of their disposal.

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristics of many mineral properties. To the best of its knowledge the Company believes all of its unproved mineral interests are in good standing and that it has title to all of these mineral interests.

The Company classifies its mineral rights as tangible assets and accordingly acquisition costs are capitalized as mineral property costs. Mineral exploration costs are expensed as incurred until commercially mineable deposits are determined to exist within a particular property.

Stock Options and Other Share-Based Compensation

For equity awards, such as stock options, total compensation cost is based on the grant date fair value and for liability awards, such as stock appreciation rights, total compensation cost is based on the settlement value. The company recognizes stock-based compensation expense for all awards over the service period required to earn the award, which is the shorter of the vesting period or the time period an employee becomes eligible to retain the award at retirement.

Recently Adopted Accounting Guidance

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

Related-party Transactions	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Notes
Related-party Transactions

NOTE 2 - RELATED-PARTY TRANSACTIONS

The following amounts were due to related parties as at:

Due to Related Parties	July 31, 2013	January 31, 2013

Due to a company owned by an officer (a)	$ 305,715	$ 269,097
Due to a company controlled by directors (b)	389,687	894,377
Due to a company controlled by a major shareholder (a)	77,255	94,588
Due to a major shareholder (a)	46,544	50,920
Total due to related parties	$ 819,201	$ 1,308,982

Notes Payable to Related Parties

Note payable to a director (c)	$ 168,873	$ 136,532
Note payable to a chief financial officer (c)	9,581	9,210
Note payable to a major shareholder (c)	7,969	118,797
Note payable to a company controlled by directors (c)	70,376	69,589
Total notes payable to related parties	$ 256,799	$ 334,128

(a) Amounts are unsecured, are due on demand and bear no interest.

(b) Amount is unsecured, due on demand, and bears simple interest at 10% per annum.

(c) The notes payable to related parties are due on demand, unsecured and bear interest at 8% per annum.

During the six months ended July 31, 2013 and 2012 interest expense of $13,941 and $9,804, respectively, was incurred on the related party notes.

During July 2013, $750,000 of debt was reassigned to non-related parties. The Company intends to convert this debt to 15,000,000 common shares.

The amounts reassigned to non-related debt holders are presented in the table below:

Debt reassigned to non-related parties by related parties	July 31, 2013

Partial reduction of a debt due to a company controlled by directors	$ 560,000
Partial reduction of the note and accrued interest due to a major shareholder	115,000
Partial reduction of a debt due to a company controlled by a major shareholder	75,000
Total debt reassigned to non-related parties (a)	$ 750,000

(a) The underlying terms of reassigned debt have not changed.

Transactions with Related Parties

During the six months ended July 31, 2013 and 2012, the Company incurred the following direct expenses with related parties:

	July 31, 2013	July 31, 2012

Consulting fees paid or accrued to a company owned by the Chief Financial Officer	$ 40,000	$ 148,277
Consulting fees donated by a company owned by the Chief Financial Officer	20,000	-
Mineral exploration fees paid to a company controlled by two directors	23,331	144,908
Rental fees paid to a company controlled by a major shareholder	6,817	6,801
	$ 90,148	$ 299,986

These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

NOTE 3 - RELATED-PARTY TRANSACTIONS

The following amounts were due to related parties as at:

	January 31, 2013	January 31, 2012

Due to a company owned by an officer (a)	$269,097	$190,608
Due to a company controlled by directors (b)	894,377	658,950
Due to a company controlled by a major shareholder (a)	94,588	51,957
Due to a major shareholders (a)	50,920	--
Due to an officer of Chilean subsidiary (a)	--	4,047
Total due to related parties	$1,308,982	$905,562

Note payable to a former related party (c)	$--	$56,164
Note payable to a director (d)	136,532	55,129
Note payable to a chief financial officer (d)	9,210	8,502
Note payable to a major shareholder (d)	118,797	53,115
Note payable to a company controlled by directors (d)	69,589	63,910
Total notes payable to related parties	$334,128	$236,820

(a) Amounts are unsecured, are due on demand and bear no interest.

(b) Amount is unsecured, due on demand, and bears simple interest at 10%

(c) The note payable was due on demand, unsecured and bore interest at 6% per annum. The principle of $50,000 and accumulated interest of $6,553 were paid in full on March 13, 2012.

(d) The notes payable to related parties are due on demand, unsecured and bear interest at 8% per annum.

Transactions with Related Parties

During the years ended January 31, 2013 and 2012, the Company incurred the following direct expenses with related parties:

	January 31, 2013	January 31, 2012

Consulting fees and other business expenses paid to a company owned by the Chief Financial Officer	$163,071	$298,397
Consulting fees donated by a company owned by the Chief Financial Officer	30,000	--
Investor relations and mineral exploration and other business expenses paid to a company controlled by two directors	359,338	665,945
Administration and rental fees paid to a company controlled by a major shareholder	17,530	48,990
Administration expenses paid to an officer of the Company’s Chilean subsidiary	--	47,315
	$569,939	$1,060,647

These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. In addition to direct expenses, the Company has also agreed to reimburse certain related parties for expenses they incurred on the Company’s behalf, including advertising, travel, and office expenses.

During the year ended January 31, 2013, the Company recorded $30,000 in donated consulting services.

During the year ended January 31, 2013, debt owing by the Company to related parties of $191,823 was forgiven. The gain on the extinguishment of debt was recorded in additional paid-in capital.

Unproved Mineral Properties	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Notes
Unproved Mineral Properties

NOTE 3 - UNPROVED MINERAL PROPERTIES

At July 31, 2013, the Company has three active projects which it is currently exploring and evaluating: the Farellon, Perth, and Mateo. These properties consist of both mining and exploration claims.

Mineral Claims	Balance, January 31, 2013	Additions / Payments	Property Taxes Paid / Accrued	Write- down	Balance, July 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$ 580,234	$ -	$ 8,910	$ (4,838)	$ 584,306
Cecil	54,076	-	3,877	(8,032)	49,921
	634,310	-	12,787	(12,870)	634,227
Perth Project
Perth(3)	75,346	(37,500)	21,967	-	59,813

Mateo Project
Margarita	19,099	-	476	-	19,575
Che (2)	25,079	-	1,292	-	26,371
Irene	48,142	-	510	-	48,652
Mateo	50,635	-	33,516	-	84,151
	142,955	-	35,794	-	178,749
Generative Claims	-	6,000	-	(6,000)	-

Total Costs	$ 852,611	$ (31,500)	$ 70,548	$ (18,870)	$ 872,789

(1) The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.

(2) The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.

(3) See Perth Project discussion below.

Perth Project

On April 30, 2013, the Company granted Geoactiva SpA (“Geoactiva”) an option to purchase 100% of the Perth property through the execution of a mining option purchase agreement (the “Option Agreement”).

To maintain the option and acquire the property, Geoactiva agreed to pay the Company $1,000,000, of which $37,500 was paid on April 30, 2013, and incur exploration expenses over 48 months as set out in the following table.

Date	Option Payments	Exploration Expenditures
April 30, 2013 (paid)	$ 37,500	$ -
October 30, 2013	37,500	-
April 30, 2014	50,000	500,000
October 30, 2014	50,000	-
April 30, 2015	100,000	1,000,000
October 30, 2015	100,000	-
April 30, 2016	125,000	1,000,000
October 30, 2016	250,000	-
April 30, 2017	250,000	1,000,000
Total	$ 1,000,000	$ 3,500,000

Upon exercise of the Option Agreement and once the commercial production begins, Geoactiva will pay the Company Net Smelter Royalty (“NSR”) of 1.5% from the sale of gold, copper, and cobalt extracted from the Perth property. At any time after the exercise of the Option Agreement and Geoactiva’s fulfilment of the investment commitment of $3,500,000 in exploration expenditures, Geoactiva may purchase 100% of the NSR as follows:

Gold: paying $5 per inferred ounce of gold, according to the definition of Inferred Mineral Resource in the CIM Definition Standards on Mineral Resources and Mineral Reserves.

Copper: $0.005 per inferred ounce of copper, according to the definition of Inferred Mineral Resource in the CIM Definition Standards on Mineral Resources and Mineral Reserves.

Cobalt: If Geoactiva acquires the NSR with respect to gold, copper, or both, the NSR relating to cobalt will be terminated.

NOTE 4 - UNPROVED MINERAL PROPERTIES

At January 31, 2013, the Company has three active projects, which it is currently exploring and evaluating: the Farellon, Perth, and Mateo. These properties consist of both mining and exploration claims. During the year ended January 31, 2013, the Company decided not to proceed with its Veta Negra Project and other generative claims and wrote off all acquisition costs associated with these properties.

Mineral Claims	Balance, January 31, 2012	Additions	Property Taxes Paid / Accrued	Impairment	Balance, January 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$552,976	$13,142	$14,116	$-	$580,234
Cecil	41,746	-	12,330	-	54,076
	594,722	13,142	26,446	-	634,310
Perth Project
Perth	19,371	20,031	35,944	-	75,346

Mateo Project
Margarita	18,195	-	904	-	19,099
Che (2)	23,895	-	1,184	-	25,079
Irene	47,174	-	968	-	48,142
Mateo	33,065	15,634	1,936	-	50,635
	122,329	15,634	4,992	-	142,955
Veta Negra Project(3)
Veta Negra	18,480	9,247	10,129	(37,856)	-
Pibe	40,000	-	3,377	(43,377)	-
	58,480	9,247	13,506	(81,233)	-

Generative Claims	1,926	-	-	(1,926)	-

Total Costs	$796,828	$58,054	$80,888	(83,159)	$852,611

(1) The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.

(2) The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.

(3) See abandoned claims below.

Abandoned claims

During the year ended January 31, 2013, the Company abandoned the Veta Negra property and wrote off $81,233 in mineral property costs.

The project consisted of Veta Negra, Exon and Pibe mining claims as well as several exploration claims. Veta Negra and Exon claims were a subject to semi-annual option payments totaling $107,500 and a 1.5% royalty on the net sales of minerals extracted to a total of $500,000. Pibe claim was a subject to semi-annual option payments totaling $500,000 and a 1.5% royalty on the net sales of minerals extracted to a total of $1,000,000.

In addition, the Company abandoned several generative mineral claims with a paid cost of $1,926 as it decided not to pursue exploration of the claims.

Common Stock Note	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Notes
Common Stock Note

NOTE 4 - COMMON STOCK

During the six months ended July 31, 2013, the Company did not have any transactions that resulted in issuance of its common stock.

Warrants	July 31, 2013	January 31, 2013
Opening Balance	7,187,001	7,459,666
Granted	-	267,335
Exercised	-	(500,000)
Expired	-	(40,000)
Closing Balance	7,187,001	7,187,001

On April 5, 2013, the Company extended the term of the warrants issued as part of the April 7, 2011 private equity financing for an additional year, from April 7, 2013 to April 7, 2014, and lowered the exercise price to $0.10. The incremental increase in fair value of the modified warrants is $526,690.

The weighted average life of the warrants at July 31, 2013 is 0.69 years and weighted average exercise price - $0.12.

Options

There were no options issued during the six months ended July 31, 2013.

On September 2, 2013, all of the remaining 1,040,000 options expired unexercised.

NOTE 5 - COMMON STOCK

On April 12, 2012, the Company issued 267,335 units at a price of $0.45 per unit for cash of $120,301. Each unit consists of one common share and one share purchase warrant. Each share purchase warrant is exercisable at $0.65 for two years. A value of $nil was attributed to these warrants.

On March 5, 2012, warrants to purchase 400,000 shares of common stock were exercised at $0.30 per share.  The Company received $120,000 for this exercise.

On February 7, 2012, warrants to purchase 100,000 shares of common stock were exercised at $0.30 per share.  The Company received $30,000 for this exercise.

On April 7, 2011, the Company issued 6,723,333 units at a price of $0.30 per unit for a total of $2,017,000. Each unit consists of one share of common stock and one common share purchase warrant. The warrants have an exercise price of $0.50 per share and are exercisable for a period of two years. The warrants contain a call provision which allows the Company to call the warrants upon the occurrence of certain conditions. The net proceeds to the Company from the offering were $1,862,462 after legal fees of $95,638 and agent commissions of $58,900. The net proceeds included cash proceeds of $1,828,100 and converted loans in the amount of $130,000. Also, 196,333 common share purchase warrants were issued to agents in connection with this financing. A fair value of $73,263 was assigned to these warrants calculated using the Black-Scholes option price model using the following assumptions:

April 7, 2011
Risk-free interest rate	0.81%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

During the year ended January 31, 2012, the Company issued 250,000 shares of common stock with the exercise of 250,000 warrants for cash proceeds of $24,999.

As part of the warrants exercised above, a $50,000 loan was converted into 166,667 shares.

Warrants	January 31, 2013	January 31, 2012
Balance, January 31, 2012	7,459,666	790,000
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)	--
Balance, January 31, 2013	7,187,001	7,459,666

The weighted average life and weighted average exercise price of the warrants at January 31, 2013, is 0.22 years and $0.51, respectively.

Options

There were no options issued during the year ended January 31, 2013.

On September 2, 2011, the Company adopted the Red Metal Resources Ltd. 2011 Equity Incentive Plan (the “Plan”) and reserved 1,600,000 shares of the Company’s common stock for awards under the Plan. The Plan will terminate 10 years from the date of adoption. On September 2, 2011, the Company’s board of directors granted 1,040,000 options to purchase the Company’s common stock to certain officers, directors, and consultants, including 230,000 options granted to each of the Company’s Chief Executive Officer, Chief Financial Officer, and Vice President of Exploration. The options are exercisable at $0.50 for a term of two years and vest upon grant.

The Company recorded $527,318 as employee stock-based expense, which was calculated using the following assumptions under the Black-Scholes option-pricing model:

September 2, 2011
Risk-free interest rate	0.20%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

The weighted average life and weighted average exercise price of the 1,040,000 options outstanding at January 31, 2013, is 0.58 years and $0.50, respectively

Income Tax Note	12 Months Ended
Jan. 31, 2013
Notes
Income Tax Note

NOTE 6 - INCOME TAXES

The provision for income taxes differs from the amount that would have resulted in applying the combined federal statutory tax rate as follows:

	January 31, 2013	January 31, 2012
Loss before discontinued operations and non-controlling interest	$(1,100,422)	$(2,928,189)
Statutory income tax rate	34%	34%
Expected in tax recovery at statutory income tax rates	$(374,143)	$(995,584)
Non-deductible expenses	157,142	196,535
Difference in foreign tax rates	19,433	253,546
Change in valuation allowance	197,568	545,503
Income tax recovery	$--	$--

Temporary differences that give rise to the following deferred income tax assets and liabilities at are:

	January 31, 2013	January 31, 2012
Deferred income tax assets
Federal loss carryforwards	$1,002,407	$824,272
Foreign loss carryforwards	477,224	471,928
Mineral properties	55,134	40,997
	1,534,765	1,337,197
Valuation allowance	(1,534,765)	(1,337,197)
	$--	$--

 The Company has $2,948,256 of United States federal net operating loss carry forwards that may be offset against future taxable income. These losses expire as follows:

2026	$1,188
2027	14,932
2028	231,644
2029	430,210
2030	378,766
2031	508,891
2032	858,698
2033	523,927
$2,948,256

The Company also has $3,314,282 of Chilean tax losses.  The Chilean tax losses can be carried forward indefinitely.

Chilean Value Added Tax / Impuesto Al Valor Agregado ('IVA')	12 Months Ended
Jan. 31, 2013
Notes
Chilean Value Added Tax / Impuesto Al Valor Agregado ('IVA')

NOTE 7 - CHILEAN VALUE ADDED TAX / IMPUESTO AL VALOR AGREGADO ("IVA")

During the year ended January 31, 2013, the Company recorded $4,640 (2011 - $131,980) in Chilean Value Added Tax, which was included in operating costs. This IVA is recoverable from future IVA payable.  During the years ended January 31, 2013 and January 31, 2012, the Company received $0 in IVA tax recovered.

Subsequent Events	12 Months Ended
Jan. 31, 2013
Notes
Subsequent Events

NOTE 8 - SUBSEQUENT EVENTS

On February 11, 2013, the Company entered into a Memorandum of Understanding whereby a third party intends to acquire 100% of the Company’s interest in the Perth claims through the execution of a mining option purchase agreement. The third party has 60 days from February 11, 2013 to conduct its due diligence on the Perth Property. On April 5, 2013, the Company extended the Due Diligence period until May 11, 2013. The option agreement has a term of 48 months with semi-annual payments totaling $1,000,000 and accumulated expenditures to be incurred totaling $3,500,000. The claims are subject to a 1.5% royalty on the sales of minerals extracted.

Subsequent to January 31, 2013, the Company repriced 6,919,666 warrants from $0.50 to $0.10 and extended the expiration date from April 7, 2013 to April 7, 2014.

Summary of Significant Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Basis of Presentation

Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with US GAAP, and are expressed in United States dollars. The Company has not produced revenues from its principal business and is an exploration stage company as defined by “Accounting and Reporting by Development Stage Enterprises.” These financial statements include the accounts of the Company and its wholly owned subsidiary, Polymet. All intercompany transactions and balances have been eliminated.

Summary of Significant Accounting Policies: Reclassifications (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Reclassifications

Reclassifications

Certain comparative amounts in the accompanying consolidated financial statements have been reclassified to conform to the current year’s presentation. These reclassifications had no effect on the consolidated results of operations or financial position for any year presented.

Summary of Significant Accounting Policies: Accounting Estimates (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain of the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience and various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. The most significant estimates with regard to these financial statements relate to carrying values of unproved mineral properties, asset retirement obligations, fair value of stock based transactions, and future deferred income tax rates.

Summary of Significant Accounting Policies: Asset Retirement Obligations (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Asset Retirement Obligations

Asset Retirement Obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life.  The liability accretes until the Company settles the obligation.  To date the Company has not incurred any measurable asset retirement obligations.

Summary of Significant Accounting Policies: Long Lived Assets (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Long Lived Assets

Long Lived Assets

The carrying value of intangible assets and other long-lived assets is reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The estimated fair value of cash, other receivables, amounts due to related parties and accounts payable approximates their carrying value due to their short-term nature.

Summary of Significant Accounting Policies: Foreign Currency Translation and Transaction (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Foreign Currency Translation and Transaction

Foreign Currency Translation and Transaction

The functional currency for the Company’s foreign subsidiary is the Chilean peso.  The Company translates assets and liabilities to US dollars using year-end exchange rates, translates unproved mineral properties using historical exchange rates, and translates revenues and expenses using average exchange rates during the period. Exchange gains and losses arising from the translation of foreign entity financial statements are included as a component of other comprehensive loss.

Transactions denominated in currencies other than the functional currency of the legal entity are re-measured to the functional currency of the legal entity at the year-end exchange rates.  Any associated transactional currency re-measurement gains and losses are recognized in current operations.

Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Revenue Recognition

Revenue Recognition

The Company records revenues and royalties from the sale of minerals when persuasive evidence of an arrangement exists, the minerals have been delivered to the customer and the risk of ownership or title has been transferred, and collectability is reasonably assured.

Summary of Significant Accounting Policies: Income Tax Policy (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Income Tax Policy

Income Taxes

Income taxes are determined using the liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes that date of enactment.  In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company accounts for uncertainty in income taxes by applying a two-step method. First, it evaluates whether a tax position has met a more likely than not recognition threshold, and second, it measures that tax position to determine the amount of benefit, if any, to be recognized in the financial statements. The application of this method did not have a material effect on the Company's financial statements.

Summary of Significant Accounting Policies: Loss Per Share (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Loss Per Share

Loss per Share

The Company presents both basic and diluted loss per share (“LPS”) on the face of the statements of operations. Basic LPS is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the year. Diluted LPS gives effect to all dilutive potential common shares outstanding during the period including convertible debt, stock options, and warrants, using the treasury stock method. Diluted LPS excludes all dilutive potential shares if their effect is anti-dilutive.

Summary of Significant Accounting Policies: Mineral Properties (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Mineral Properties

Mineral Properties

Realization of the Company's investment in and expenditures on mineral properties is dependent upon the establishment of legal ownership, the attainment of successful production from the properties or from the proceeds of their disposal.

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristics of many mineral properties. To the best of its knowledge the Company believes all of its unproved mineral interests are in good standing and that it has title to all of these mineral interests.

The Company classifies its mineral rights as tangible assets and accordingly acquisition costs are capitalized as mineral property costs. Mineral exploration costs are expensed as incurred until commercially mineable deposits are determined to exist within a particular property.

Summary of Significant Accounting Policies: Stock Options and Other Share-based Compensation (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Stock Options and Other Share-based Compensation

Stock Options and Other Share-Based Compensation

For equity awards, such as stock options, total compensation cost is based on the grant date fair value and for liability awards, such as stock appreciation rights, total compensation cost is based on the settlement value. The company recognizes stock-based compensation expense for all awards over the service period required to earn the award, which is the shorter of the vesting period or the time period an employee becomes eligible to retain the award at retirement.

Summary of Significant Accounting Policies: Recently Adopted Accounting Guidance (Policies)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Policies
Recently Adopted Accounting Guidance

Recent Accounting Pronouncements

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

Recently Adopted Accounting Guidance

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

Organization and Basis of Presentation: Recently Adopted Accounting Guidance (Policies)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Policies
Recently Adopted Accounting Guidance

Recent Accounting Pronouncements

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

Recently Adopted Accounting Guidance

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

Related-party Transactions: Schedule of Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Tables/Schedules
Schedule of Related Party Transactions

Due to Related Parties	July 31, 2013	January 31, 2013

Due to a company owned by an officer (a)	$ 305,715	$ 269,097
Due to a company controlled by directors (b)	389,687	894,377
Due to a company controlled by a major shareholder (a)	77,255	94,588
Due to a major shareholder (a)	46,544	50,920
Total due to related parties	$ 819,201	$ 1,308,982

Notes Payable to Related Parties

Note payable to a director (c)	$ 168,873	$ 136,532
Note payable to a chief financial officer (c)	9,581	9,210
Note payable to a major shareholder (c)	7,969	118,797
Note payable to a company controlled by directors (c)	70,376	69,589
Total notes payable to related parties	$ 256,799	$ 334,128

	January 31, 2013	January 31, 2012

Due to a company owned by an officer (a)	$269,097	$190,608
Due to a company controlled by directors (b)	894,377	658,950
Due to a company controlled by a major shareholder (a)	94,588	51,957
Due to a major shareholders (a)	50,920	--
Due to an officer of Chilean subsidiary (a)	--	4,047
Total due to related parties	$1,308,982	$905,562

Note payable to a former related party (c)	$--	$56,164
Note payable to a director (d)	136,532	55,129
Note payable to a chief financial officer (d)	9,210	8,502
Note payable to a major shareholder (d)	118,797	53,115
Note payable to a company controlled by directors (d)	69,589	63,910
Total notes payable to related parties	$334,128	$236,820

Related-party Transactions: Transactions with Related Parties (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Tables/Schedules
Transactions with Related Parties

	July 31, 2013	July 31, 2012

Consulting fees paid or accrued to a company owned by the Chief Financial Officer	$ 40,000	$ 148,277
Consulting fees donated by a company owned by the Chief Financial Officer	20,000	-
Mineral exploration fees paid to a company controlled by two directors	23,331	144,908
Rental fees paid to a company controlled by a major shareholder	6,817	6,801
	$ 90,148	$ 299,986

	January 31, 2013	January 31, 2012

Consulting fees and other business expenses paid to a company owned by the Chief Financial Officer	$163,071	$298,397
Consulting fees donated by a company owned by the Chief Financial Officer	30,000	--
Investor relations and mineral exploration and other business expenses paid to a company controlled by two directors	359,338	665,945
Administration and rental fees paid to a company controlled by a major shareholder	17,530	48,990
Administration expenses paid to an officer of the Company’s Chilean subsidiary	--	47,315
	$569,939	$1,060,647

Unproved Mineral Properties: Schedule of Unproved Mineral Properties (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Tables/Schedules
Schedule of Unproved Mineral Properties

Mineral Claims	Balance, January 31, 2013	Additions / Payments	Property Taxes Paid / Accrued	Write- down	Balance, July 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$ 580,234	$ -	$ 8,910	$ (4,838)	$ 584,306
Cecil	54,076	-	3,877	(8,032)	49,921
	634,310	-	12,787	(12,870)	634,227
Perth Project
Perth(3)	75,346	(37,500)	21,967	-	59,813

Mateo Project
Margarita	19,099	-	476	-	19,575
Che (2)	25,079	-	1,292	-	26,371
Irene	48,142	-	510	-	48,652
Mateo	50,635	-	33,516	-	84,151
	142,955	-	35,794	-	178,749
Generative Claims	-	6,000	-	(6,000)	-

Total Costs	$ 852,611	$ (31,500)	$ 70,548	$ (18,870)	$ 872,789

Mineral Claims	Balance, January 31, 2012	Additions	Property Taxes Paid / Accrued	Impairment	Balance, January 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$552,976	$13,142	$14,116	$-	$580,234
Cecil	41,746	-	12,330	-	54,076
	594,722	13,142	26,446	-	634,310
Perth Project
Perth	19,371	20,031	35,944	-	75,346

Mateo Project
Margarita	18,195	-	904	-	19,099
Che (2)	23,895	-	1,184	-	25,079
Irene	47,174	-	968	-	48,142
Mateo	33,065	15,634	1,936	-	50,635
	122,329	15,634	4,992	-	142,955
Veta Negra Project(3)
Veta Negra	18,480	9,247	10,129	(37,856)	-
Pibe	40,000	-	3,377	(43,377)	-
	58,480	9,247	13,506	(81,233)	-

Generative Claims	1,926	-	-	(1,926)	-

Total Costs	$796,828	$58,054	$80,888	(83,159)	$852,611

Common Stock Note: Schedule of Warrant Valuation Assumptions (Tables)	12 Months Ended
Jan. 31, 2013
Tables/Schedules
Schedule of Warrant Valuation Assumptions
April 7, 2011
Risk-free interest rate	0.81%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

Common Stock Note: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights
Warrants	July 31, 2013	January 31, 2013
Opening Balance	7,187,001	7,459,666
Granted	-	267,335
Exercised	-	(500,000)
Expired	-	(40,000)
Closing Balance	7,187,001	7,187,001

Warrants	January 31, 2013	January 31, 2012
Balance, January 31, 2012	7,459,666	790,000
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)	--
Balance, January 31, 2013	7,187,001	7,459,666

Common Stock Note: Schedule of Employee Stock Incentive Plan, Valuation Assumptions (Tables)	12 Months Ended
Jan. 31, 2013
Tables/Schedules
Schedule of Employee Stock Incentive Plan, Valuation Assumptions
September 2, 2011
Risk-free interest rate	0.20%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

Income Tax Note: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Jan. 31, 2013
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	January 31, 2013	January 31, 2012
Loss before discontinued operations and non-controlling interest	$(1,100,422)	$(2,928,189)
Statutory income tax rate	34%	34%
Expected in tax recovery at statutory income tax rates	$(374,143)	$(995,584)
Non-deductible expenses	157,142	196,535
Difference in foreign tax rates	19,433	253,546
Change in valuation allowance	197,568	545,503
Income tax recovery	$--	$--

Income Tax Note: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jan. 31, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	January 31, 2013	January 31, 2012
Deferred income tax assets
Federal loss carryforwards	$1,002,407	$824,272
Foreign loss carryforwards	477,224	471,928
Mineral properties	55,134	40,997
	1,534,765	1,337,197
Valuation allowance	(1,534,765)	(1,337,197)
	$--	$--

Income Tax Note: Summary of Operating Loss Carryforwards (Tables)	12 Months Ended
Jan. 31, 2013
Tables/Schedules
Summary of Operating Loss Carryforwards
2026	$1,188
2027	14,932
2028	231,644
2029	430,210
2030	378,766
2031	508,891
2032	858,698
2033	523,927
$2,948,256

Related-party Transactions: Debt reassigned to non-related parties by related parties (Tables)	3 Months Ended
Jul. 31, 2013
Tables/Schedules
Debt reassigned to non-related parties by related parties

Debt reassigned to non-related parties by related parties	July 31, 2013

Partial reduction of a debt due to a company controlled by directors	$ 560,000
Partial reduction of the note and accrued interest due to a major shareholder	115,000
Partial reduction of a debt due to a company controlled by a major shareholder	75,000
Total debt reassigned to non-related parties (a)	$ 750,000

Unproved Mineral Properties: Schedule of Exploration Expenses (Tables)	3 Months Ended
Jul. 31, 2013
Tables/Schedules
Schedule of Exploration Expenses

Date	Option Payments	Exploration Expenditures
April 30, 2013 (paid)	$ 37,500	$ -
October 30, 2013	37,500	-
April 30, 2014	50,000	500,000
October 30, 2014	50,000	-
April 30, 2015	100,000	1,000,000
October 30, 2015	100,000	-
April 30, 2016	125,000	1,000,000
October 30, 2016	250,000	-
April 30, 2017	250,000	1,000,000
Total	$ 1,000,000	$ 3,500,000

Organization and Basis of Presentation (Details) (USD $)	Jan. 31, 2013	Aug. 21, 2007
Details
Accumulated losses	$ 7,085,429
Business acquisition, interest acquired		99.00%

Related-party Transactions: Schedule of Related Party Transactions (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Due to related party	$ 819,201	$ 1,308,982	$ 905,562
Notes payable to related party	256,799	334,128	236,820
Company Owned by Officer
Due to related party	305,715	269,097	190,608
Company Controlled by Directors
Due to related party	389,687	894,377	658,950
Notes payable to related party	70,376	69,589	63,910
Company Controlled by Major Shareholder
Due to related party	77,255	94,588	51,957
Majority Shareholder
Due to related party	46,544	50,920
Notes payable to related party	7,969	118,797	53,115
Chilean subsidiary
Due to related party			4,047
Former related party
Notes payable to related party			56,164
Director
Notes payable to related party	168,873	136,532	55,129
Chief Financial Officer
Notes payable to related party	$ 9,581	$ 9,210	$ 8,502

Related-party Transactions: Transactions with Related Parties (Details) (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012
Related Party Transaction, Amounts of Transaction	$ 90,148	$ 299,986	$ 569,939	$ 1,060,647
Company Owned by the Chief Financial Officer
Related Party Transaction, Amounts of Transaction	20,000	148,277	30,000	298,397
Company Controlled by Directors
Related Party Transaction, Amounts of Transaction	23,331	144,908	359,338	665,945
Company Controlled by Major Shareholder
Related Party Transaction, Amounts of Transaction	6,817	6,801	17,530	48,990
Chilean subsidiary
Related Party Transaction, Amounts of Transaction				$ 47,315

Related-party Transactions (Details) (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013
Details
Donated consulting services			$ 30,000
Debt owed to related parties that was forgiven			191,823
Interest expense	$ 13,941	$ 9,804

Related-party Transactions: Debt reassigned to non-related parties by related parties (Details) (USD $)	Jul. 31, 2013
Debt reassigned	$ 750,000
Company Controlled by Directors
Debt reassigned	560,000
Majority Shareholder
Debt reassigned	115,000
Company Controlled by Major Shareholder
Debt reassigned	$ 75,000

Unproved Mineral Properties: Schedule of Unproved Mineral Properties (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Mineral claims, balance	$ 872,789	$ 852,611	$ 796,828
Mineral claims, additions / payments	(31,500)	58,054
Mineral claims, property taxes	70,548	80,888
Mineral claims, write-down	(18,870)	(83,159)
Farellon Project
Mineral claims, balance	634,227	634,310	594,722
Mineral claims, additions / payments		13,142
Mineral claims, property taxes	12,787	26,446
Mineral claims, write-down	(12,870)
Perth Project
Mineral claims, balance	59,813	75,346	19,371
Mineral claims, additions / payments	(37,500)	20,031
Mineral claims, property taxes	21,967	35,944
Mateo Project
Mineral claims, balance	178,749	142,955	122,329
Mineral claims, additions / payments		15,634
Mineral claims, property taxes	35,794	4,992
Veta Negra Project
Mineral claims, balance			58,480
Mineral claims, additions / payments		9,247
Mineral claims, property taxes		13,506
Mineral claims, write-down		(81,233)
Generative Claims
Mineral claims, balance			1,926
Mineral claims, additions / payments	6,000
Mineral claims, write-down	$ (6,000)	$ (1,926)

Unproved Mineral Properties: Schedule of Exploration Expenses (Details) (Perth Project, USD $)	1 Months Ended
	Apr. 30, 2017	Oct. 30, 2016	Apr. 30, 2016	Oct. 30, 2015	Apr. 30, 2015	Oct. 30, 2014	Apr. 30, 2014	Oct. 30, 2013	Apr. 30, 2013
Perth Project
Option payments received									$ 37,500
Option Payments due to company	250,000	250,000	125,000	100,000	100,000	50,000	50,000	37,500
Exploration expenses to be incured	1,000,000		1,000,000		1,000,000		500,000
Total agreed purchase amount									1,000,000
Total exploration expenses agreed to be incurred									$ 3,500,000

Common Stock Note (Details) (USD $)	0 Months Ended							1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 02, 2013	Apr. 05, 2013	Apr. 12, 2012	Mar. 05, 2012	Feb. 07, 2012	Sep. 02, 2011	Apr. 07, 2011	Feb. 07, 2012	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Details
Units issued			267,335				6,723,333
Per unit price			$ 0.45				$ 0.3
Proceeds from units sold			$ 120,301				$ 2,017,000
Description of units			Each unit consists of one common share and one share purchase warrant. Each share purchase warrant is exercisable at $0.65 for two years.				Each unit consists of one share of common stock and one common share purchase warrant. The warrants have an exercise price of $0.50 per share and are exercisable for a period of two years. The warrants contain a call provision which allows the Company to call the warrants upon the occurrence of certain conditions.
Number of shares of common stock exercised from warrants				400,000				100,000			250,000
Exercise price, warrants		$ 0.1		$ 0.3				$ 0.3
Proceeds from Warrant Exercises				120,000	30,000						24,999
Net proceeds from offering of units							1,862,462
Legal fees paid in offering of units							95,638
Commissions paid in offering of units							58,900
Common share purchase warrants issued							196,333
Common share purchase warrants issued (value)							73,263
Debt converted, amount											50,000
Debt converted, shares issued											166,667
Equity incentive plan, shares reserved						1,600,000
Equity incentive plan, options granted						1,040,000
Employee stock-based expense										527,318
Fair value of the warrants		$ 526,690
Weighted average life of warrants									0.69
Weighted average exercise price of warrants									$ 0.12
Expired options, unexercised	1,040,000

Common Stock Note: Schedule of Warrant Valuation Assumptions (Details)	0 Months Ended
	Sep. 02, 2011	Apr. 07, 2011
Details
Risk-free interest rate	0.20%	0.81%
Expected life (years)	2	2
Expected annualized volatility	246.00%	246.00%

Common Stock Note: Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Details
Warrants outstanding	7,187,001	7,459,666	790,000
Warrants Granted		267,335	6,919,666
Warrants Exercised		(500,000)	(250,000)
Warrants Expired		(40,000)

Common Stock Note: Schedule of Employee Stock Incentive Plan, Valuation Assumptions (Details)	0 Months Ended
	Sep. 02, 2011	Apr. 07, 2011
Details
Risk-free interest rate	0.20%	0.81%
Expected life (years)	2	2
Expected annualized volatility	246.00%	246.00%

Income Tax Note: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Details
Loss before discontinued operations and non-controlling interest	$ (1,100,422)	$ (2,928,189)
Statutory income tax rate	34.00%	34.00%
Expected in tax recovery at statutory income tax rates	(374,143)	(995,584)
Non-deductible expenses	157,142	196,535
Difference in foreign tax rates	19,433	253,546
Change in valuation allowance	$ 197,568	$ 545,503

Income Tax Note: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Details
Federal loss carryforwards	$ 1,002,407	$ 824,272
Foreign loss carryforwards	477,224	471,928
Mineral properties (deferred tax asset)	55,134	40,997
Deferred income tax assets, gross	1,534,765	1,337,197
Valuation allowance (deferred tax assets)	$ (1,534,765)	$ (1,337,197)

Income Tax Note: Summary of Operating Loss Carryforwards (Details) (USD $)	Jan. 31, 2013
Federal net operating loss carry forwards that will expire	$ 2,948,256
2026
Federal net operating loss carry forwards that will expire	1,188
2027
Federal net operating loss carry forwards that will expire	14,932
2028
Federal net operating loss carry forwards that will expire	231,644
2029
Federal net operating loss carry forwards that will expire	430,210
2030
Federal net operating loss carry forwards that will expire	378,766
2031
Federal net operating loss carry forwards that will expire	508,891
2032
Federal net operating loss carry forwards that will expire	858,698
2033
Federal net operating loss carry forwards that will expire	$ 523,927

Income Tax Note (Details) (USD $)	Jan. 31, 2013
Details
Chilean tax losses, carried forward indefinitely	$ 3,314,282

Chilean Value Added Tax / Impuesto Al Valor Agregado ('IVA') (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Details
Chilean Value Added Tax	$ 4,640	$ 131,980